Debt and Financing Arrangements	12 Months Ended
Apr. 30, 2017
Debt Disclosure [Abstract]
Debt and Financing Arrangements

NOTE 8	DEBT AND FINANCING ARRANGEMENTS
Long-term debt consists of the following:

	April 30, 2017		April 30, 2016
	Principal Outstanding	Carrying Amount (A)	Principal Outstanding	Carrying Amount (A)
1.75% Senior Notes due March 15, 2018	$500.0	$499.0	$500.0	$498.0
2.50% Senior Notes due March 15, 2020	500.0	496.6	500.0	495.5
3.50% Senior Notes due October 15, 2021	750.0	782.6	750.0	789.4
3.00% Senior Notes due March 15, 2022	400.0	396.6	400.0	395.9
3.50% Senior Notes due March 15, 2025	1,000.0	993.6	1,000.0	992.7
4.25% Senior Notes due March 15, 2035	650.0	642.6	650.0	642.2
4.38% Senior Notes due March 15, 2045	600.0	584.9	600.0	584.4
Term Loan Credit Agreement due March 23, 2020	550.0	548.6	750.0	747.9
Total long-term debt	$4,950.0	$4,944.5	$5,150.0	$5,146.0
Current portion of long-term debt	500.0	499.0	—	—
Total long-term debt, less current portion	$4,450.0	$4,445.5	$5,150.0	$5,146.0

(A) Represents the carrying amount included in the Consolidated Balance Sheets, which includes the impact of terminated interest rate swaps, offering discounts, and capitalized debt issuance costs.
In March 2015, we entered into a senior unsecured delayed-draw Term Loan Credit Agreement (“Term Loan”) with a syndicate of banks and an available commitment amount of $1.8 billion. Borrowings under the Term Loan bear interest on the prevailing U.S. Prime Rate or London Interbank Offered Rate (“LIBOR”), based on our election, and is payable either on a quarterly basis or at the end of the borrowing term. The weighted-average interest rate on the Term Loan at April 30, 2017, was 2.24 percent. The Term Loan requires quarterly amortization payments of 2.50 percent of the original principal amount. Voluntary prepayments are permitted without premium or penalty and are applied to the schedule of required quarterly minimum payment obligations in direct order of maturity. As of April 30, 2017, we have prepaid $1.2 billion on the Term Loan to date, including $200.0 in 2017. No additional payments are required until final maturity of the loan agreement on March 23, 2020.

Also in March 2015, we completed an offering of $3.7 billion in Senior Notes due beginning March 15, 2018 through March 15, 2045. The proceeds from the offering, along with the Term Loan, were used to partially finance the Big Heart acquisition, pay off the debt assumed as part of the acquisition, and prepay our privately placed Senior Notes.
All of our Senior Notes outstanding at April 30, 2017, are unsecured and fully and unconditionally guaranteed, as further described in Note 16: Guarantor and Non-Guarantor Financial Information. Interest is paid semiannually and there are no required scheduled principal payments on our Senior Notes. We may prepay at any time all or part of the Senior Notes at 100 percent of the principal amount thereof, together with the accrued and unpaid interest, and any applicable make-whole amount.
During 2014, we entered into an interest rate swap designated as a fair value hedge of the 3.50 percent Senior Notes due October 15, 2021, which was subsequently terminated in 2015. At April 30, 2017, the remaining benefit of $36.3 was recorded as an increase in the long-term debt balance and will be recognized ratably as a reduction to future interest expense over the remaining life of the related debt. For additional information, see Note 10: Derivative Financial Instruments.
We have available a $1.5 billion revolving credit facility with a group of 11 banks that matures in September 2018. Borrowings under the revolving credit facility bear interest based on the prevailing U.S. Prime Rate, Canadian Base Rate, LIBOR, or Canadian Dealer Offered Rate, based on our election. Interest is payable either on a quarterly basis or at the end of the borrowing term. At April 30, 2017 and 2016, we did not have a balance outstanding under the revolving credit facility.
We participate in a commercial paper program under which we can issue short-term, unsecured commercial paper not to exceed $1.0 billion at any time. The commercial paper program is backed by our revolving credit facility and reduces what we can borrow under the revolving credit facility by the amount of commercial paper outstanding. Commercial paper will be used as a continuing source of short-term financing for general corporate purposes. As of April 30, 2017 and 2016, we had $454.0 and $284.0 of short-term borrowings outstanding, respectively, all of which were issued under our commercial paper program at a weighted-average interest rate of 1.15 percent and
0.65 percent, respectively.
Interest paid totaled $162.2, $167.3, and $92.3 in 2017, 2016, and 2015, respectively. This differs from interest expense due to the timing of payments, effect of interest rate swaps, amortization of debt issuance costs, and capitalized interest.
Our debt instruments contain certain financial covenant restrictions, including a leverage ratio and an interest coverage ratio. We are in compliance with all covenants.